11. Share-based payments	12 Months Ended
Dec. 31, 2017
Share-based Payments
Share-based payments

The Company has two share-based payment plans offered to its management personnel: the Stock Option Plan and the Restricted Share Plan. Both plans stimulate and promote the alignment of the Company’s goals with management and employees, mitigate risks for the Company resulting from the loss of executives and strengthen the productivity and commitment of these executives to long-term results.

11.1.   Stock options plan - GLAI

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vest 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Year of grant	Date of the Board Meeting	Total options granted	Number of options outstanding as of 12/31/2017	Exercise price of the option (in Reais)	Fair value of the option at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2009 (a)	02/04/2009	1,142,473	149,000	10.52	8.53	76.91%	-	12.66%	1.0
2010 (b)	02/02/2010	2,774,640	796,872	20.65	16.81	77.95%	2.73%	8.65%	2.0
2011	12/20/2010	2,722,444	538,915	27.83	16.07 (c)	44.55%	0.47%	10.25%	2.9
2012	10/19/2012	778,912	392,895	12.81	5.32 (d)	52.25%	2.26%	9.00%	4.7
2013	05/13/2013	802,296	437,315	12.76	6.54 (e)	46.91%	2.00%	7.50%	5.3
2014	08/12/2014	653,130	392,042	11.31	7.98 (f)	52.66%	3.27%	11.00%	6.6
2015	08/11/2015	1,930,844	1,323,567	9.35	3.37 (g)	55.57%	5.06%	13.25%	7.6
2016	09/30/2016	5,742,732	4,237,873	2.62	1.24 (h)	98.20%	6.59%	14.25%	8.7
2017	08/08/2017	947,767	771,814	8.44	7.91 (i)	80.62%	1.17%	11.25%	9.6
Total		17,495,238	9,040,293	8.63					7.1

(a)   In April 2010, an additional grant of 216,673 shares referring to the 2009 plan was approved.

(b)   In April 2010, an additional grant of 101,894 shares referring to the 2010 plan was approved.

(c)   The fair value is calculated by the average value from R$16.92, R$16.11 and R$15.17 for the respective vesting periods (2011, 2012 and 2013).

(d)   The fair value is calculated by the average value from R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).

(e)   The fair value is calculated by the average value from R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).

(f)    The fair value is calculated by the average value from R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).

(g)   The fair value is calculated by the average value from R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).

(h)   On July 27, 2016, an additional grant of 900,000 shares related to the 2016 plan was approved. The fair value was calculated by the average value from R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).

(i)    The fair value is calculated by the average value from R$8.12, R$7.88 and R$7.72 for the respective periods of vesting (2017, 2018 and 2019).

The movement in the stock options outstanding for the year ended December 31, 2017 is as follows:

	Number of stock options	Weighted average exercise price

Options outstanding as of December 31, 2016	8,992,055	9.14
Options granted	947,767	8.44
Options cancelled and adjustments in estimated prescribed rights	(422,763)	22.37
Options exercised	(476,766)	5.65
Options outstanding as of December 31, 2017	9,040,293	8.63

Number of options exercisable as of:
December 31, 2016	6,214,124	13.66
December 31, 2017	7,307,151	9.59

11.2.   Restricted share plan - GLAI

The Company’s restricted share plan was approved at the Extraordinary Shareholders’ Meeting of October 19, 2012, and the first grant was approved at the Board of Directors’ Meeting of November 13, 2012.

Year of grant	Date of Board Meeting	Total shares granted	Total vested shares	Average fair value at grant date
2014	08/13/2014	804,073	-	11.31
2015	04/30/2015	1,207,037	875,923	9.35
2016	09/30/2016	4,007,081	3,137,373	2.62
2017	08/08/2017	1,538,213	1,283,895	8.44
Total		7,556,404	5,297,191

The movement in the restricted shares for the year ended December 31, 2017 is as follows:

Total restricted shares
Restricted shares outstanding as of December 31, 2016	4,609,256
Restricted shares granted	1,538,213
Restricted shares cancelled and adjustments in estimated expired rights	(235,097)
Restricted shares transferred (*)	(615,181)
Restricted shares outstanding as of December 31, 2017	5,297,191

 (*) The restricted shares transferred totaled R$6,566.

11.3.   Stock option plan – Smiles Fidelidade

The beneficiaries of the Smiles Fidelidade’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vest 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Smiles’ shares traded on the B3.

Year of grant	Date of Board Meeting	Total options granted	Number of options outstanding as of 12/31/2017	Exercise price of the option (in Reais)	Average fair value at grant date	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2013	08/08/2013	1,058,043	54,003	21.70	4.25 (a)	36.35%	6.96%	7.40%	5.5
2014	02/04/2014	1,150,000	199,050	31.28	4.90 (b)	33.25%	10.67%	9.90%	6.0
Total		2,208,043	253,053

(a)         The fair value is calculated by average value from R$4.84 and R$4.20 for the vesting periods in 2013 and 2014, and R$3.73 for the vesting periods in 2015 and 2016.

(b)         The fair value is calculated by average value from R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the respective vesting periods from 2014 to 2018.

The movement of the stock options outstanding for the year ended December 31, 2017 is as follows:

	Number of stock options	Weighted average exercise price
Options outstanding as of December 31, 2016	483,053	30.21
Options exercised	(230,000)	16.45
Options outstanding as of December 31, 2017	253,053	29.24

For the years ended December 31, 2017, 2016 and 2015, the Company recorded in equity a result from share-based payments of R$11,956, R$12,658 and R$13,516, respectively, attributable to equity holders of the parent, and R$192, R$413 and R$836, respectively, related to non-controlling interests, for the plans presented above, with a corresponding entry in profit or loss in Salaries.